Registration No. 333-59082

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

|_|   Pre-Effective Amendment No. __    |X|   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

          An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference to from the Registration Statement on Form N-14 (File No. 333-59082) filed April 17, 2001.

          This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

PART C OTHER INFORMATION

Item 15.	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed February 23, 2001.

Item 16.	Exhibits - All references are to Post-Effective Amendments to the Registrant’s Registration Statement on Form N-1A (File No. 33-58282) (the “Registration Statement”) unless otherwise noted.

(1)(a)	Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 4, filed February 21, 1996.

(1)(b)	Amendment to Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 5, filed March 1, 1997.

(1)(c)	Articles Supplementary. Incorporated by reference to Post-Effective Amendment No. 9, filed July 28, 1999.

(2)	By-Laws. Incorporated by reference to Post-Effective Amendment No. 11, filed February 28, 2000.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Not Applicable.

(6)(a)	Management Agreement between the Registrant and The Dreyfus Corporation. Incorporated by reference to Post-Effective Amendment No. 10, filed September 29, 1999.

(6)(b)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co. Incorporated by reference to Post-Effective Amendment No. 10, filed September 29, 1999.

(7)(a)	Distribution Agreement between the Registrant and Dreyfus Service Corporation. Incorporated by reference to Post-Effective Amendment No. 12, filed February 23, 2001.

(7)(b)	Form of Distribution Plan Agreement. Incorporated by reference to Post-Effective Amendment No. 3, filed May 3, 1995.

(7)(c)	Form of Shareholder Services Plan Agreement. Incorporated by reference to Post-Effective Amendment No. 3, filed May 3, 1995.

(8)	Not Applicable.

(9)	Custody Agreement between the Registrant and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4, filed February 21, 1996.

(10)(a)	Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 9, filed July 28, 1999.

(10)(b)	Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 9, filed July 28, 1999.

(11)(a)	Opinion of counsel. Incorporated by reference to Post-Effective Amendment No. 3, filed May 3, 1995.

(11)(b)	Consent of counsel.*

(12)	Opinion and consent of counsel regarding tax matters.

(13)	Shareholder Services Plan. Incorporated by reference to Post-Effective Amendment No. 9, filed July 28, 1999.

(14)	Consent of Independent Auditors.*

(15)	Not Applicable.

(16)	Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 12, filed February 23, 2001 and to the Signature Page hereof.

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus dated March 1, 2001.*

(17)(c)	Dreyfus Global Growth Fund's Prospectus and Statement of Additional Information dated May 1, 2000. *

*	Previously filed.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 25th day of September, 2001.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC. (Registrant) By: /s/Stephen E. Canter* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1993, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	September 25, 2001

/s/Joseph W. Connolly* Joseph W. Connolly	Vice President and Treasurer (Principal Financial and Accounting Officer)	September 25, 2001

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	September 25, 2001

/s/Clifford L. Alexander, Jr.* Clifford L. Alexander, Jr.	Director	September 25, 2001

/s/ Peggy C. Davis* Peggy C. Davis	Director	September 25, 2001

/s/ Ernest Kafka* Ernest Kafka	Director	September 25, 2001

/s/ Nathan Leventhal* Nathan Leventhal	Director	September 25, 2001

*By: /s/ Janette E. Farragher
        Janette E. Farragher,
        Attorney-in-Fact

EXHIBIT INDEX

Exhibit 12 - Opinion and consent of counsel regarding tax matters.